Supplemental Guarantor Condensed Consolidating Financial Statements Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Cash Flows (Details) - USD ($)
$ in Millions
	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (102)	$ (44)	$ 1,013	$ 673	$ 767
Net cash provided by (used in) investing activities	(167)	(112)	(329)	(353)	(397)
Net cash provided by (used in) financing activities	253	146	(721)	(490)	(249)
Reportable legal entities | FDC Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(589)	(630)	(1,698)	(1,733)	(1,681)
Net cash provided by (used in) investing activities	8	27	67	165	191
Net cash provided by (used in) financing activities	594	574	1,595	1,377	1,555
Reportable legal entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	244	364	1,732	1,333	1,520
Net cash provided by (used in) investing activities	(37)	(12)	166	20	6
Net cash provided by (used in) financing activities	(207)	(360)	(1,913)	(1,341)	(1,528)
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	243	222	979	1,073	928
Net cash provided by (used in) investing activities	(45)	(55)	(255)	(170)	(150)
Net cash provided by (used in) financing activities	(227)	(140)	(710)	(894)	(720)
Consolidation Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0	0	0	0
Net cash provided by (used in) investing activities	(93)	(72)	(307)	(368)	(444)
Net cash provided by (used in) financing activities	$ 93	72	$ 307	368	444
As Previously Reported | Reportable legal entities | FDC Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(630)		(1,733)	(1,681)
Net cash provided by (used in) investing activities		27		165	191
Net cash provided by (used in) financing activities		574		1,377	1,555
As Previously Reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		365		1,450	1,681
Net cash provided by (used in) investing activities		(19)		(1)	(12)
Net cash provided by (used in) financing activities		(348)		(1,441)	(1,664)
As Previously Reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		221		956	767
Net cash provided by (used in) investing activities		(48)		(149)	(132)
Net cash provided by (used in) financing activities		(152)		(794)	(582)
As Previously Reported | Consolidation Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		0		0	0
Net cash provided by (used in) investing activities		(72)		(368)	(444)
Net cash provided by (used in) financing activities		$ 72		$ 368	$ 444